COMMITMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
lease agreements Period ,Minimum	12 months	12 months
lease agreements Period , Maximum	24 months	24 months
lease agreements Due	2022	2022
Rental Expenses	$ 573	3,570	3,243	3,867